CLIPPER FUNDSM	Schedule of Investments
March 31, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.08%)
COMMUNICATION SERVICES – (18.75%)
Media & Entertainment – (18.75%)
Alphabet Inc., Class A *	554,190	$57,486,129
Alphabet Inc., Class C *	267,470	27,816,880
ASAC II L.P. *	407,313	396,356
Meta Platforms, Inc., Class A *	397,220	84,186,807
	Total Communication Services	169,886,172
CONSUMER DISCRETIONARY – (8.41%)
Consumer Discretionary Distribution & Retail – (8.41%)
Amazon.com, Inc. *	460,950	47,611,526
JD.com, Inc., Class A, ADR (China)	249,300	10,941,777
Naspers Ltd. - N (South Africa)	95,310	17,660,394
	Total Consumer Discretionary	76,213,697
FINANCIALS – (51.68%)
Banks – (19.67%)
Bank of America Corp.	446,720	12,776,192
Danske Bank A/S (Denmark)*	705,250	14,188,775
DBS Group Holdings Ltd. (Singapore)	1,126,500	28,006,745
JPMorgan Chase & Co.	174,902	22,791,480
U.S. Bancorp	939,710	33,876,545
Wells Fargo & Co.	1,782,012	66,611,609
		178,251,346
Financial Services – (22.54%)
Capital Markets – (5.55%)
Bank of New York Mellon Corp.	1,106,713	50,289,039
Consumer Finance – (6.00%)
Capital One Financial Corp.	565,313	54,360,498
Financial Services – (10.99%)
Berkshire Hathaway Inc., Class A *	214	99,638,400
		204,287,937
Insurance – (9.47%)
Life & Health Insurance – (3.37%)
AIA Group Ltd. (Hong Kong)	861,070	9,030,347
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	21,519,834
		30,550,181
Property & Casualty Insurance – (6.10%)
Markel Corp. *	43,277	55,282,473
		85,832,654
	Total Financials	468,371,937
HEALTH CARE – (8.09%)
Health Care Equipment & Services – (4.88%)
Cigna Group	124,080	31,706,162
Quest Diagnostics Inc.	88,260	12,487,025
		44,193,187
Pharmaceuticals, Biotechnology & Life Sciences – (3.21%)
Viatris Inc.	3,029,340	29,142,251
	Total Health Care	73,335,438

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.54%)
Capital Goods – (1.58%)
	Owens Corning	149,120	$14,285,696
Transportation – (0.96%)
	DiDi Global Inc., Class A, ADS (China)*	2,294,292	8,718,310
		Total Industrials	23,004,006
INFORMATION TECHNOLOGY – (7.40%)
Semiconductors & Semiconductor Equipment – (6.31%)
	Applied Materials, Inc.	278,450	34,202,013
	Intel Corp.	701,470	22,917,025
			57,119,038
Technology Hardware & Equipment – (1.09%)
	Samsung Electronics Co., Ltd. (South Korea)	200,230	9,901,565
		Total Information Technology	67,020,603
MATERIALS – (2.21%)
	Teck Resources Ltd., Class B (Canada)	549,270	20,048,355
		Total Materials	20,048,355
	TOTAL COMMON STOCK – (Identified cost $613,886,200)		897,880,208
SHORT-TERM INVESTMENTS – (0.93%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $4,748,903 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $4,841,940)	$4,747,000	4,747,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $3,713,488 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-5.50%, 01/01/27-03/01/53, total market value $3,786,240)	3,712,000	3,712,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,459,000)		8,459,000
	Total Investments – (100.01%) – (Identified cost $622,345,200)		906,339,208
	Liabilities Less Other Assets – (0.01%)		(123,638)
		Net Assets – (100.00%)	$906,215,570

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $396,356 or 0.04% of the Fund's net assets as of March 31, 2023.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

CLIPPER FUNDSM	Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation - The Fund’s Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

              Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Notes to Schedule of Investments - (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$169,489,816	$–	$396,356	$169,886,172
Consumer Discretionary	58,553,303	17,660,394	–	76,213,697
Financials	395,626,236	72,745,701	–	468,371,937
Health Care	73,335,438	–	–	73,335,438
Industrials	23,004,006	–	–	23,004,006
Information Technology	57,119,038	9,901,565	–	67,020,603
Materials	20,048,355	–	–	20,048,355
Short-Term Investments	–	8,459,000	–	8,459,000
Total Investments	$797,176,192	$108,766,660	$396,356	$906,339,208

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2023 was $0. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2023
Investments in Securities:
Common Stock	$396,356	$–	$–	$–	$–	$–	$–	$396,356
Total Level 3	$396,356	$–	$–	$–	$–	$–	$–	$396,356

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2023	Technique	Input	Amount	an Increase in Input
Investments in Securities:
Common Stock	$396,356	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$396,356

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$626,407,073
Unrealized appreciation	342,756,359
Unrealized depreciation	(62,824,224)
Net unrealized appreciation	$279,932,135